RESERVES	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
RESERVES
NOTE 26 – RESERVES

The following describes the nature and purpose of each reserve within equity:

Reserve	Description and purpose

Share premium	Amount subscribed for share capital in excess of nominal value.
Share based payments reserve	Fair value of the vested employees’ options to purchase Company shares.
Reserve with respect to transaction under common control
The reserve represents the difference between the fair value of the consideration and the book value of the intangible assets as was accounted for by the seller, with respect to the 2014's acquisition under common control.

Reserve with respect to funding transactions from related parties	See Notes 4 and 9